Consolidated statement of profit or loss - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Sales revenue	$ 68,603,872	$ 55,954,228	$ 48,485,561
Cost of sales	(41,184,379)	(36,908,325)	(34,251,423)
Gross profit	27,419,493	19,045,903	14,234,138
Administrative expenses	(1,653,858)	(1,764,524)	(1,923,268)
Operations and project expenses	(2,903,132)	(2,926,065)	(2,751,687)
(Impairment loss) impairment reversal of long–lived assets, net	(368,634)	1,311,138	(928,747)
Other operating (expenses) income, net	(35,455)	505,403	274,112
Operating income	22,458,414	16,171,855	8,904,548
Financial results, net
Finance income	1,129,563	1,159,356	1,311,743
Finance expenses	(3,512,161)	(3,660,601)	(3,463,540)
Foreign exchange gain	372,223	5,514	976,430
Financial result, net	(2,010,375)	(2,495,731)	(1,175,367)
Share of profits of associates and joint ventures	165,836	93,538	61,345
Profit before income tax expense	20,613,875	13,769,662	7,790,526
Income tax expense	(8,258,485)	(5,800,268)	(4,543,046)
Net profit for the year	12,355,390	7,969,394	3,247,480
Net profit attributable to:
Owners of parent	11,381,386	7,178,539	2,447,881
Non–controlling interest	974,004	790,855	799,599
Net profit (loss) for the period	$ 12,355,390	$ 7,969,394	$ 3,247,480
Basic and diluted earnings per share	$ 276.8	$ 174.6	$ 59.5